  [WFA Logo]
  Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

MAC A0102-120

San Francisco, CA  94105

AUGUST 29, 2011

            Writer’s Direct Dial Number

                                                                                                                                                                                        (617) 210-3662

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Wells Fargo Master Trust

Registration No. 811-09689

Dear Ladies/Gentlemen:

            In connection with the registration of Wells Fargo Master Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), we are transmitting for filing on EDGAR, pursuant to Rule 8b-11 of the 1940 Act, the Trust’s Amendment No. 81 to its Registration Statement on Form N-1A.

            This Amendment to the Registration Statement of the Trust is being filed in order to announce Phocas Financial Corporation as the new sub-adviser to the Large Company Value Portfolio (formerly Disciplined Value Portfolio) and to make related changes to the Large Company Value Portfolio’s principal investment strategy, and to make certain non-material changes to the disclosure of certain of the Trust’s Portfolios.

            Beneficial interests in the Trust are not being registered under the Securities Act of 1933 (the “1933 Act”) because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.

Thank you for your attention to this matter.  If you have any questions or comments, please do not hesitate to contact the undersigned at the number set forth above.

Very truly yours,

/s/ Brian J. Montana

Brian J. Montana

Senior Counsel